Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2040 Portfolio℠
March 31, 2024
VF-2040-NPRT1-0524
1.903284.114
Domestic Equity Funds - 47.7%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	452,798	25,646,485
VIP Equity-Income Portfolio Initial Class (a)	773,687	20,858,612
VIP Growth & Income Portfolio Initial Class (a)	960,458	28,621,660
VIP Growth Portfolio Initial Class (a)	399,287	42,516,131
VIP Mid Cap Portfolio Initial Class (a)	163,042	6,568,944
VIP Value Portfolio Initial Class (a)	720,311	14,607,902
VIP Value Strategies Portfolio Initial Class (a)	409,316	7,257,165
TOTAL DOMESTIC EQUITY FUNDS (Cost $103,406,717)		146,076,899

International Equity Funds - 39.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	3,464,538	37,798,112
VIP Overseas Portfolio Initial Class (a)	2,946,658	81,828,705
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $102,942,106)		119,626,817

Bond Funds - 13.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	725,161	6,548,205
Fidelity International Bond Index Fund (a)	321,319	2,946,494
Fidelity Long-Term Treasury Bond Index Fund (a)	2,268,010	22,090,419
VIP High Income Portfolio Initial Class (a)	176,346	827,064
VIP Investment Grade Bond II Portfolio - Initial Class (a)	898,588	8,446,730
TOTAL BOND FUNDS (Cost $43,799,873)		40,858,912

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $250,148,696)	306,562,628
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,681)
NET ASSETS - 100.0%	306,538,947

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	6,013,100	892,927	355,198	2,063	(4,572)	1,948	6,548,205
Fidelity International Bond Index Fund	3,956,871	698,053	1,699,795	25,705	(78,993)	70,358	2,946,494
Fidelity Long-Term Treasury Bond Index Fund	17,177,919	7,216,739	1,728,844	157,149	(194,565)	(380,830)	22,090,419
VIP Contrafund Portfolio Initial Class	22,520,261	1,359,205	1,838,923	88,249	95,522	3,510,420	25,646,485
VIP Emerging Markets Portfolio Initial Class	34,971,639	3,756,733	2,112,556	30,077	25,962	1,156,334	37,798,112
VIP Equity-Income Portfolio Initial Class	18,261,110	2,177,463	1,201,793	100,844	29,199	1,592,633	20,858,612
VIP Growth & Income Portfolio Initial Class	25,102,332	2,624,673	1,719,745	164,830	26,726	2,587,674	28,621,660
VIP Growth Portfolio Initial Class	37,296,237	2,619,323	2,644,172	546,082	62,584	5,182,159	42,516,131
VIP High Income Portfolio Initial Class	760,059	92,443	40,539	325	58	15,043	827,064
VIP Investment Grade Bond II Portfolio - Initial Class	16,097,687	2,519,500	10,002,160	8,230	(273,829)	105,532	8,446,730
VIP Mid Cap Portfolio Initial Class	5,716,239	630,211	407,178	105,628	13,665	616,007	6,568,944
VIP Overseas Portfolio Initial Class	74,035,341	6,613,572	4,361,534	281,107	143,352	5,397,974	81,828,705
VIP Value Portfolio Initial Class	12,737,446	1,921,069	916,428	271,607	13,646	852,169	14,607,902
VIP Value Strategies Portfolio Initial Class	6,303,467	934,613	479,838	88,121	13,084	485,839	7,257,165
	280,949,708	34,056,524	29,508,703	1,870,017	(128,161)	21,193,260	306,562,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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